Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) contracts	Dec. 31, 2015 USD ($) contracts	Dec. 31, 2014 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	97	67	86
Recorded Investment | $	$ 3,798	$ 2,854	$ 2,009
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7	1	4
Recorded Investment | $	$ 419	$ 1	$ 206
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5	1	1
Recorded Investment | $	$ 843	$ 626	$ 302
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7	3	1
Recorded Investment | $	$ 848	$ 1,005	$ 3
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	15	12	14
Recorded Investment | $	$ 1,201	$ 682	$ 810
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	1	2
Recorded Investment | $		$ 5	$ 160
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	2	2
Recorded Investment | $	$ 3	$ 101	$ 12
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	62	47	62
Recorded Investment | $	$ 484	$ 434	$ 516